Exchangeable shares and redeemable convertible preferred stock (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Net carrying value	$ 568,483,000		$ 567,463,000			$ 360,170,000
Total exchangeable shares
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	35,193,000		35,192,637			34,508,918
Mezzanine equity, shares outstanding (in shares)	22,006,000		22,017,113			22,001,764
Net carrying value	$ 49,733,000		$ 49,733,000			$ 45,203,000
Aggregate liquidation preference	$ 49,741,000		$ 49,741,000			$ 45,211,000
Series AA Common
Temporary Equity [Line Items]
Common stock, shares authorized (in shares)	22,518,000		22,517,608			22,254,459
Common stock, shares outstanding (in shares)	9,427,000		9,437,358			9,842,579
Series Seed 1
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	2,589,000		2,588,866			2,588,866
Mezzanine equity, shares outstanding (in shares)	2,589,000		2,588,866			2,588,866
Issuance price per share (in dollars per share)	$ 0.53		$ 0.53			$ 0.53
Net carrying value	$ 1,359,000		$ 1,359,000			$ 1,359,000
Aggregate liquidation preference	$ 1,372,000		$ 1,372,000			$ 1,372,000
Series Seed 2
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	1,209,000		1,209,160			1,209,160
Mezzanine equity, shares outstanding (in shares)	1,209,000		1,209,160			1,209,160
Issuance price per share (in dollars per share)	$ 0.50		$ 0.50			$ 0.50
Net carrying value	$ 606,000		$ 606,000			$ 606,000
Aggregate liquidation preference	$ 605,000		$ 605,000			$ 605,000
Series Seed 3
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	704,000		704,380			704,380
Mezzanine equity, shares outstanding (in shares)	704,000		704,380			704,380
Issuance price per share (in dollars per share)	$ 1.09		$ 1.09			$ 1.09
Net carrying value	$ 787,000		$ 787,000			$ 787,000
Aggregate liquidation preference	$ 768,000		$ 768,000			$ 768,000
Series A
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	183,000		183,420			183,420
Mezzanine equity, shares outstanding (in shares)	183,000		183,420			183,420
Issuance price per share (in dollars per share)	$ 1.36		$ 1.36			$ 1.36
Net carrying value	$ 250,000		$ 250,000			$ 250,000
Aggregate liquidation preference	$ 250,000		$ 250,000			$ 250,000
Series B
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	2,336,000		2,335,500			2,335,500
Mezzanine equity, shares outstanding (in shares)	2,336,000		2,335,500			2,335,500
Issuance price per share (in dollars per share)	$ 2.40		$ 2.40			$ 2.40
Net carrying value	$ 5,610,000		$ 5,610,000			$ 5,610,000
Aggregate liquidation preference	$ 5,605,000		$ 5,605,000			$ 5,605,000
Series C
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	3,175,000		3,175,207			3,175,207
Mezzanine equity, shares outstanding (in shares)	3,175,000		3,175,207			3,175,207
Issuance price per share (in dollars per share)	$ 5.04		$ 5.04			$ 5.04
Net carrying value	$ 15,991,000		$ 15,991,000			$ 15,991,000
Aggregate liquidation preference	$ 16,003,000		$ 16,003,000			$ 16,003,000
Series D
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	2,058,000		2,057,926			2,057,926
Mezzanine equity, shares outstanding (in shares)	1,963,000		1,962,652			1,962,652
Issuance price per share (in dollars per share)	$ 10.50		$ 10.50			$ 10.50
Net carrying value	$ 20,600,000		$ 20,600,000			$ 20,600,000
Aggregate liquidation preference	$ 20,608,000		$ 20,608,000			$ 20,608,000
Series E
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	421,000		420,570
Mezzanine equity, shares outstanding (in shares)	421,000		420,570
Issuance price per share (in dollars per share)	$ 10.77		$ 10.77
Net carrying value	$ 4,530,000		$ 4,530,000
Aggregate liquidation preference	$ 4,530,000		$ 4,530,000
Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	173,803,110		159,303,110			138,679,570
Mezzanine equity, shares outstanding (in shares)	75,757,555	75,757,555	75,664,679	73,159,553	72,069,019	56,753,734	47,476,173
Net carrying value	$ 518,750,000	$ 518,750,000	$ 517,730,000	$ 490,896,000	$ 479,156,000	$ 314,967,000	$ 135,506,000
Aggregate liquidation preference	529,838,000		528,837,000			$ 325,179,000
Conversion value	$ 100,000,000		$ 100,000,000
Series Seed 1
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	3,703,000		3,702,526			3,702,526
Mezzanine equity, shares outstanding (in shares)	785,000		1,113,660			1,113,660
Issuance price per share (in dollars per share)	$ 0.53		$ 0.53			$ 0.53
Net carrying value	$ 269,000		$ 443,000			$ 443,000
Aggregate liquidation preference	$ 416,000		$ 590,000			$ 590,000
Series Seed 1-A
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	3,703,000		3,702,526			3,702,526
Mezzanine equity, shares outstanding (in shares)	328,000		0			0
Issuance price per share (in dollars per share)	$ 0.53		$ 0.53			$ 0.53
Net carrying value	$ 174,000		$ 0			$ 0
Aggregate liquidation preference	$ 174,000		$ 0			$ 0
Series Seed 2
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	1,720,000		1,719,560			1,719,560
Mezzanine equity, shares outstanding (in shares)	471,000		510,400			510,400
Issuance price per share (in dollars per share)	$ 0.50		$ 0.50			$ 0.50
Net carrying value	$ 222,000		$ 242,000			$ 242,000
Aggregate liquidation preference	$ 235,000		$ 255,000			$ 255,000
Series Seed 2-A
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	1,720,000		1,719,560			1,719,560
Mezzanine equity, shares outstanding (in shares)	39,000		0			0
Issuance price per share (in dollars per share)	$ 0.50		$ 0.50			$ 0.50
Net carrying value	$ 20,000		$ 0			$ 0
Aggregate liquidation preference	$ 20,000		$ 0			$ 0
Series Seed 3
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	704,000		704,380			704,380
Mezzanine equity, shares outstanding (in shares)	0		0			0
Issuance price per share (in dollars per share)	$ 1.09		$ 1.09			$ 1.09
Net carrying value	$ 0		$ 0			$ 0
Aggregate liquidation preference	$ 0		$ 0			$ 0
Series Seed 3-A
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	704,000		704,380			704,380
Mezzanine equity, shares outstanding (in shares)	0		0			0
Issuance price per share (in dollars per share)	$ 1.09		$ 1.09			$ 1.09
Net carrying value	$ 0		$ 0			$ 0
Aggregate liquidation preference	$ 0		$ 0			$ 0
Series A
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	7,023,000		7,023,193			7,023,193
Mezzanine equity, shares outstanding (in shares)	6,780,000		6,780,333			6,780,333
Issuance price per share (in dollars per share)	$ 1.36		$ 1.36			$ 1.36
Net carrying value	$ 9,241,000		$ 9,241,000			$ 9,241,000
Aggregate liquidation preference	$ 9,221,000		$ 9,221,000			$ 9,221,000
Series A-1
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	7,023,000		7,023,193			7,023,193
Mezzanine equity, shares outstanding (in shares)	0		0			0
Issuance price per share (in dollars per share)	$ 1.36		$ 1.36			$ 1.36
Net carrying value	$ 0		$ 0			$ 0
Aggregate liquidation preference	$ 0		$ 0			$ 0
Series B
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	15,611,000		15,611,276			15,611,276
Mezzanine equity, shares outstanding (in shares)	13,218,000		13,218,080			13,218,080
Issuance price per share (in dollars per share)	$ 2.40		$ 2.40			$ 2.40
Net carrying value	$ 27,105,000		$ 27,105,000			$ 27,105,000
Aggregate liquidation preference	$ 31,723,000		$ 31,723,000			$ 31,723,000
Series B-1
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	15,611,000		15,611,276			15,611,276
Mezzanine equity, shares outstanding (in shares)	0		0			0
Issuance price per share (in dollars per share)	$ 2.40		$ 2.40			$ 2.40
Net carrying value	$ 0		$ 0			$ 0
Aggregate liquidation preference	$ 0		$ 0			$ 0
Series C
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	19,071,000		19,070,648			19,070,648
Mezzanine equity, shares outstanding (in shares)	12,144,000		15,657,167			15,657,167
Issuance price per share (in dollars per share)	$ 5.04		$ 5.04			$ 5.04
Net carrying value	$ 56,496,000		$ 74,204,000			$ 74,204,000
Aggregate liquidation preference	$ 61,204,000		$ 78,912,000			$ 78,912,000
Series C-1
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	19,071,000		19,070,648			19,070,648
Mezzanine equity, shares outstanding (in shares)	3,514,000		0			0
Issuance price per share (in dollars per share)	$ 5.04		$ 5.04			$ 5.04
Net carrying value	$ 17,708,000		$ 0			$ 0
Aggregate liquidation preference	$ 17,708,000		$ 0			$ 0
Series D
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	21,603,000		21,603,476			21,508,202
Mezzanine equity, shares outstanding (in shares)	3,472,000		16,663,497			19,474,094
Issuance price per share (in dollars per share)	$ 10.50		$ 10.50			$ 10.50
Net carrying value	$ 35,808,000		$ 174,315,000			$ 203,732,000
Aggregate liquidation preference	$ 36,460,000		$ 174,967,000			$ 204,478,000
Series D-1
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	21,603,000		21,603,476			21,508,202
Mezzanine equity, shares outstanding (in shares)	16,049,000		2,858,234			0
Issuance price per share (in dollars per share)	$ 10.50		$ 10.50			$ 10.50
Net carrying value	$ 168,518,000		$ 30,011,000			$ 0
Aggregate liquidation preference	$ 168,518,000		$ 30,011,000			$ 0
Series E
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	34,933,000		20,432,992
Mezzanine equity, shares outstanding (in shares)	18,956,000		18,863,308
Issuance price per share (in dollars per share)	$ 10.77		$ 10.77
Net carrying value	$ 203,189,000		$ 202,169,000
Aggregate liquidation preference	$ 204,159,000		$ 203,158,000